Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Significant Components of Income Tax Expense (Benefit)

The significant components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are summarized as follows:

	2018	2017	2016
	(dollars in thousands)
Current tax expense:
Federal	$524	$1,022	$674
State	94	96	129
Total	618	1,118	803
Deferred tax expense:
Federal	(47)	680	47
State	8	11	45
Total	(39)	691	92
Net provision for income taxes	$579	$1,809	$895

Provision for Income Taxes and the Amounts Computed by Applying the Statutory Federal Income Tax Rate of 34% to Income Before Income Taxes

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	2018	2017	2016
	(dollars in thousands)
Tax computed at the statutory federal rate	$642	$1,163	$1,056
Increases (decrease) resulting from:
Tax exempt interest, net	(143)	(238)	(298)
State income taxes, net of federal benefit	80	71	115
Revalue of deferred tax assets	0	806	—
Other	0	7	22
Provision for income taxes	$579	$1,809	$895

Significant Components of Deferred Taxes	Significant components of deferred taxes at December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$545	$569	$974
Deferred compensation	1,012	936	1,243
Other	104	173	396
Net unrealized loss on securities available for sale	505	335	678
Total deferred tax assets	2,166	2,013	3,291
Deferred tax liabilities relating to:
Premises and equipment	(159)	(213)	(295)
Deferred loans fees and costs	(163)	(148)	(233)
Loan servicing	(99)	(116)	(193)
Total deferred tax liabilities	(421)	(477)	(721)
Net recorded deferred tax asset	$1,745	$1,536	$2,570